RETIREMENT-RELATED BENEFITS - Contributions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Retirement-Related Benefits
Discount rate	1.88%	1.19%
Retirement and nonpension postretirement benefit obligations net decrease	$ (140.0)
Nonpension Postretirement Plans
Retirement-Related Benefits
Expected benefit payments, 2023	$ 27.0	$ 1.0			$ 27.0
Discount rate		8.31%	8.31%	8.89%